SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

Translation of amounts has been made at the following exchange rates into US$1 for the six months ended June 30, 2025 and 2026:

	Six months ended June 30,
	2025	2026
Period-end SGD:US$1 exchange rate	1.2750	1.2937
Average SGD:US$1 exchange rate	1.3198	1.2800
Period-end AUD:US$1 exchange rate	1.5307	1.4550
Average AUD:US$1 exchange rate	1.5758	1.4337
Period-end EUR:US$1 exchange rate	0.8530	0.8766
Average EUR:US$1 exchange rate	0.9112	0.8569
Period-end JPY:US$1 exchange rate	144	162
Average JPY:US$1 exchange rate	147	158
Period-end KRW:US$1 exchange rate	1,337	1,528
Average KRW:US$1 exchange rate	1,400	1,460
Period-end GBP:US$1 exchange rate	0.7289	0.7553
Average GBP:US$1 exchange rate	0.7651	0.7439

SCHEDULE OF PLANT AND EQUIPMENT EXPECTED USEFUL LIFE

Expected useful life
Leasehold improvements	The term of lease
Leasehold properties	Shorter of the term of lease or the expected useful life
Buildings	26 – 35 years
Office equipment	3-15 years
Furniture and fittings	1-23 years
Motor vehicles	5-6 years

SCHEDULE OF SALES TAX RATE

The summary of sales tax rate (including value added tax and goods and service tax) by the governing countries is as follows:-

	Sales tax rate
Jurisdiction	2025	1H2026
France	20%	20%
Australia	10%	10%
South Korea	10%	10%
Japan	10%	10%
United Kingdom	20%	20%
Singapore	9%	9%

SCHEDULE OF DISAGGREGATED ITS REVENUE FROM CONTRACTS WITH CUSTOMERS AND GEOGRAPHICAL REGION

The Company has disaggregated its net revenue from contracts with customers into categories based on business segments, as follows:

		Six months ended June 30,
Product sales, by business segments:	Point of recognition	2025	2026
Export sales	At a point in time	$168,009,212	$186,293,352
Retail sales	At a point in time	3,382,273	5,313,821
Leather trading	At a point in time	9,383,318	6,697,933
Total		$180,774,803	$198,305,106